Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other current assets [Abstract]
Client rechargeable	$ 5.6	$ 5.1
VAT and other tax receivables	12.2	4.3
Deferred financing fee	2.4	3.2
Right-of-use lease asset	0.5	0.0
Other receivables	6.2	7.9
Total other current assets	$ 26.9	$ 20.5